Financial risk	12 Months Ended
Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Financial risk
5. Financial risk review
This note presents information about the Bank’s exposure to financial risks.
A.    Credit risk
i.    Credit quality analysis
The following tables set out information about the credit quality of financial assets measured at amortized cost, and debt instruments at FVOCI. Unless specifically indicated, for financial assets the amounts in the table represent the outstanding gross balances. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Explanation of the terms ‘Stage 1’, ‘Stage 2’ and ‘Stage 3’ is included in Note 3.4 (K).
Loans at amortized cost, outstanding balance

	December 31, 2022
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,864,686	—	—	2,864,686
Grades 5 - 6	0.75 - 3.80	3,645,901	50,625	—	3,696,526
Grades 7 - 8	3.81 - 34.51	123,603	48,098	20,000	191,701
Grades 9 - 10	34.52 - 100	—	—	10,107	10,107
		6,634,190	98,723	30,107	6,763,020
Loss allowance		(28,589)	(5,050)	(21,561)	(55,200)
Total		6,605,601	93,673	8,546	6,707,820

	December 31, 2021
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	3,016,938	—	—	3,016,938
Grades 5 - 6	0.75 - 3.80	2,466,348	57,799	—	2,524,147
Grades 7 - 8	3.81 - 34.51	99,807	83,120	10,593	193,520
		5,583,093	140,919	10,593	5,734,605
Loss allowance		(20,115)	(16,175)	(5,186)	(41,476)
Total		5,562,978	124,744	5,407	5,693,129
A.    Credit risk (continued)
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	302,260	—	—	302,260
Grades 5 - 6	0.75 - 3.80	279,550	1,700	—	281,250
Grades 7 - 8	3.81 - 34.51	195,864	—	—	195,864
		777,674	1,700	—	779,374

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	34,258	—	—	34,258
Grades 5 - 6	0.75 - 3.80	19,782	—	—	19,782
Grades 7 - 8	3.81 - 34.51	109,305	—	—	109,305
		163,345	—	—	163,345
		941,019	1,700	—	942,719
Loss allowance		(3,605)	(23)	—	(3,628)
Total		937,414	1,677	—	939,091

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and financial guarantees issued
Grades 1 - 4	0.03 - 0.74	257,831	—	—	257,831
Grades 5 - 6	0.75 - 3.80	172,993	21,400	—	194,393
Grades 7 - 8	3.81 - 34.51	151,535	—	—	151,535
		582,359	21,400	—	603,759

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	54,185	—	—	54,185
Grades 5 - 6	0.75 - 3.80	6,903	—	—	6,903
Grades 7 - 8	3.81 - 34.51	140,427	—	—	140,427
		201,515	—	—	201,515
		783,874	21,400	—	805,274
Loss allowance		(3,472)	(331)	—	(3,803)
Total		780,402	21,069	—	801,471
A.    Credit risk (continued)
Securities at amortized cost

	December 31, 2022
	12-month DP Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	736,139	—	—	736,139
Grades 5 - 6	0.75 - 3.80	154,248	46,589	—	200,837
Grades 7 - 8	3.81 - 34.51	—	—	4,995	4,995
		890,387	46,589	4,995	941,971
Loss allowance		(2,170)	(1,779)	(4,002)	(7,951)
Total		888,217	44,810	993	934,020

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	453,627	—	—	453,627
Grades 5 - 6	0.75 - 3.80	177,496	—	—	177,496
		631,123	—	—	631,123
Loss allowance		(1,790)	—	—	(1,790)
Total		629,333	—	—	629,333
Securities at FVOCI

	December 31, 2022
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	77,972	—	—	77,972
		77,972	—	—	77,972
Loss allowance		(10)	—	—	(10)
Total		77,962	—	—	77,962

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	193,488	—	—	193,488
		193,488	—	—	193,488
Loss allowance		(26)	—	—	(26)
Total		193,462	—	—	193,462
A.    Credit risk (continued)
The following table presents information of the current and past due balances of loans at amortized cost in stages 1, 2 and 3:

	December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Current	6,634,190	98,723	—	6,732,913
Past Due	—	—	20,000	20,000
Delinquent	—	—	10,107	10,107
Total	6,634,190	98,723	30,107	6,763,020

	December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Current	5,583,093	140,919	10,593	5,734,605

The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2022
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	368,711	483	(544)
Cross-currency swaps	1,175,570	45,806	(33,217)
Foreign exchange forwards	189,173	21,870	—
Total	1,733,454	68,159	(33,761)

	December 31, 2021
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	60,000	1,282	(538)
Cross-currency swaps	883,931	9,523	(27,917)
Total	943,931	10,805	(28,455)
A.    Credit risk (continued)
ii.    Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are in place covering the acceptability and valuation of each type of collateral.
Derivatives and repurchase agreements
In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standard agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.
The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.
Such arrangements provide for single net settlement of all financial instruments covered only by the agreements in the event of default on any one contract. Master netting arrangements do not normally result in an offset of balance–sheet assets and liabilities unless certain conditions for offsetting are met.
Although master netting arrangements may significantly reduce credit risk, it should be noted that:
-    Credit risk is eliminated only to the extent that amounts due to the same counterparty will be settled after the assets are realized.
-    The extent to which overall credit risk is reduced may change substantially within a short period because the exposure is affected by each transaction subject to the arrangement.
Loans

The main types of collateral obtained for commercial lending are as follows:
-    Liens on real estate property, inventory and trade receivables.

The Bank also obtains guarantees from parent companies for loans to their subsidiaries. Management monitors the market value of collateral and will request additional collateral in accordance with the underlying agreement. It is the Bank’s policy to dispose of repossessed property in an orderly fashion. The proceeds are used to reduce or repay the outstanding claim. In general, the Bank does not occupy repossessed property or received in lieu of payment, for business use.
The Bank holds guarantees and other financial credit enhancements against certain exposures in the loan portfolio. As of December 31, 2022, and 2021, the coverage ratio to the carrying amount of the loan portfolio was 12%.
iii.    Incorporation of forward-looking information
The Bank incorporates information about forward-looking economic environment, when assessing whether the credit risk of a financial instrument has significantly increased since initial recognition applying customer and country risk rating models which include projections of the inputs under analysis.
A.    Credit risk (continued)
Supplementary, for the expected credit loss measurement, the results of the “alert model” can be considered, through the assessment of a severity indicator to total risk resulting from the estimates and assumptions of several macroeconomic factors. These estimates and assumptions are supported by a base scenario. Other scenarios represent upside and downside results. The implementation and interpretation of the outcomes of the alert model are based on Management´s expert judgment, pondering on suggestions of areas such as Credit Risk, Economic Studies and Loan Recovery of the Bank.
The external information could include economic data and projections published by governmental committees, monetary agencies (for example, the U.S. Federal Reserve and banking authorities from countries where the Bank operates), supranational organizations (International Monetary Fund, The World Bank, World Trade Organization), private sector, academic projections, credit rating agencies, among other.
Main macroeconomic variables of the alert model with forward-looking scenarios are:

Variables	Description
GDP Growth (Var. %)	% Variation in the growth of the Gross Domestic Product (GDP)

ComEx Growth Index (Var. %)	% Variation in foreign trade growth (Export + Import)
The model uses, as main inputs, the percentage variation of the gross domestic product and the percentage of the foreign trade growth index. The main movements and changes in the variables are analyzed, in general and in particular for each country in the region. The historical and projected information over a period of five years allows Management to estimate the macroeconomic effects in the Bank's portfolio.
A.    Credit risk (continued)
The table below lists the alert model's macroeconomic assumptions for countries representing the higher exposures, for the base, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
	Scenario	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	Base	1.9%	2.7%	7.1%	9.5%
Brazil	Upside	2.9%	3.7%	10.6%	13.0%
	Downside	0.5%	1.3%	3.1%	5.5%
	Base	1.7%	3.4%	3.1%	12.4%
Chile	Upside	2.8%	4.5%	6.6%	15.9%
	Downside	0.5%	2.2%	-0.9%	8.4%
	Base	3.6%	4.6%	8.4%	10.7%
Colombia	Upside	4.7%	5.7%	11.4%	13.7%
	Downside	2.3%	3.3%	4.9%	7.2%
	Base	4.8%	6.2%	5.8%	11.0%
Dominican Republic	Upside	6.0%	7.4%	9.3%	14.5%
	Downside	3.5%	4.9%	1.8%	7.0%
	Base	3.5%	3.5%	5.8%	8.1%
Guatemala	Upside	4.5%	4.5%	8.8%	11.1%
	Downside	2.3%	2.3%	2.3%	4.6%
	Base	1.9%	3.0%	6.4%	9.4%
Mexico	Upside	2.9%	4.0%	10.4%	13.4%
	Downside	0.7%	1.8%	1.9%	4.9%
	Base	5.0%	5.6%	6.2%	5.6%
Panama	Upside	6.5%	7.1%	9.2%	8.6%
	Downside	3.6%	4.2%	2.7%	2.1%
	Base	2.9%	4.9%	4.9%	11.7%
Peru	Upside	3.9%	5.9%	8.4%	15.2%
	Downside	1.7%	3.7%	0.9%	7.7%
iv.    Loss allowances
The following tables show reconciliations from the opening to the closing balances of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4 (K).
A.    Credit risk (continued)
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476
Transfer to lifetime expected credit losses	(29)	29	—	—
Transfer to 12-month expected credit losses	176	(176)	—	—
Transfer to credit-impaired financial instruments	(130)	—	130	—
Net effect of changes in allowance for expected credit losses	(1,718)	(10,146)	16,072	4,208
Financial instruments that have been derecognized during the year	(12,385)	(832)	—	(13,217)
New instruments originated or purchased	22,560	—	—	22,560
Write-offs	—	—	(893)	(893)
Recoveries	—	—	1,066	1,066
Allowance for expected credit losses as of December 31, 2022	28,589	5,050	21,561	55,200

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165
Transfer to lifetime expected credit losses	(158)	158	—	—
Transfer to 12-month expected credit losses	243	(243)	—	—
Net effect of changes in allowance for expected credit losses	(874)	(2,041)	438	(2,477)
Financial instruments that have been derecognized during the year	(13,100)	(1,615)	—	(14,715)
New instruments originated or purchased	17,343	—	—	17,343
Recoveries	—	—	160	160
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476
A.    Credit risk (continued)
Loan commitments, financial guarantee contracts and customers’ liabilities under acceptances
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s Management is estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803
Transfer to 12-month expected credit losses	133	(133)	—	—
Net effect of changes in reserve for expected credit losses	(160)	(39)	—	(199)
Financial instruments that have been derecognized during the year	(2,981)	(136)	—	(3,117)
New instruments originated or purchased	3,141	—	—	3,141
Allowance for expected credit losses as of December 31, 2022	3,605	23	—	3,628

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904
Transfer to lifetime expected credit losses	(53)	53	—	—
Transfer to 12-month expected credit losses	87	(87)	—	—
Net effect of changes in reserve for expected credit losses	(96)	42	—	(54)
Financial instruments that have been derecognized during the year	(1,793)	(155)	—	(1,948)
New instruments originated or purchased	2,901	—	—	2,901
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
Transfer to lifetime expected credit losses	(46)	46	—	—
Transfer to credit-impaired financial instruments	(33)	—	33	—
Net effect of changes in allowance for expected credit losses	(13)	941	3,969	4,897
Financial instruments that have been derecognized during the year	(420)	—	—	(420)
New instruments originated or purchased	892	792	—	1,684
Allowance for expected credit losses as of December 31, 2022	2,170	1,779	4,002	7,951
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	462	33	—	495
Net effect of changes in allowance for expected credit losses	(20)	—	—	(20)
Financial instruments that have been derecognized during the year	(160)	(33)	—	(193)
New instruments originated or purchased	1,508	—	—	1,508
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
Securities at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
Financial instruments that have been derecognized during the year	(16)	—	—	(16)
Allowance for expected credit losses as of December 31, 2022	10	—	—	10

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	43	—	—	43
New instruments originated or purchased	(17)	—	—	(17)
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
The following table provides a reconciliation between:
-    Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and
-    The (reversal) provision for credit losses’ line item in the consolidated statement of profit or loss.
A.    Credit risk (continued)

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2022			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	4,208	(199)	4,897	—	8,906
Financial instruments that have been derecognized during the year	(13,217)	(3,117)	(420)	(16)	(16,770)
New financial assets originated or purchased	22,560	3,141	1,684	—	27,385
Total	13,551	(175)	6,161	(16)	19,521

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2021			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	(2,477)	(54)	(20)	—	(2,551)
Financial instruments that have been derecognized during the year	(14,715)	(1,948)	(193)	(17)	(16,873)
New financial assets originated or purchased	17,343	2,901	1,508	—	21,752
Total	151	899	1,295	(17)	2,328

	Loans at amortized cost	Loan commitments and financial guarantee contracts	Securities
December 31, 2020			At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)
A.    Credit risk (continued)
v.Credit-impaired financial assets
Credit-impaired loans and advances are graded 8 to 10 in the Bank’s internal credit risk grading system.
The following table sets out a reconciliation of changes in the carrying amount of the allowance for credit losses for credit-impaired financial assets:

	December 31,
	2022	2021
Credit-impaired loans at beginning of year	5,186	4,588
Classified as credit-impaired during the year	130	—
Change in allowance for expected credit losses	14,606	191
Write-offs	(893)	—
Recoveries of amounts previously written off	1,066	160
Interest income	1,466	247
Credit-impaired loans at end of year	21,561	5,186

December 31, 2022
Investments at amortized cost with credit impairment at beginning of year	—
Classified as credit-impaired during the year	33
Change in allowance for expected credit losses	3,717
Interest income	252
Investments at amortized cost with credit impairment at end of year	4,002
A.    Credit risk (continued)
vi.Concentrations of credit risk
The Bank monitors concentrations of credit risk by sector, industry and country. An analysis of concentrations of credit risk from loans, loan commitments, financial guarantees and securities is as follows.
Concentration by sector and industry

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Carrying amount - principal	6,763,020	5,734,605	163,345	201,515	941,971	631,123	77,972	193,488
Amount committed/guaranteed	—	—	779,374	603,759	—	—	—	—

Concentration by sector
Corporations:
Private	2,553,193	1,934,056	409,139	336,181	543,381	362,085	24,773	59,096
State-owned	1,115,932	1,085,211	110,468	47,144	51,388	43,266	—	—
Financial institutions:
Private	2,245,385	2,123,881	120,614	140,289	250,975	127,690	—	—
State-owned	719,882	567,847	302,498	281,660	31,902	46,496	53,199	134,392
Sovereign	128,628	23,610	—	—	64,325	51,586	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Concentration by industry
Financial institutions	2,965,266	2,691,728	423,112	421,949	282,878	174,186	53,199	134,392
Manufacturing	1,341,453	1,122,325	293,659	193,169	339,914	180,088	14,898	44,586
Oil and petroleum derived products	1,244,491	1,091,264	104,426	62,208	77,553	74,954	9,875	14,510
Agricultural	317,037	267,382	3,854	—	—	—	—	—
Services	267,868	220,942	55,430	55,612	64,412	66,609	—	—
Mining	150,707	95,364	—	—	24,381	9,912	—	—
Sovereign	128,628	23,610	—	—	64,325	51,586	—	—
Other	347,570	221,990	62,238	72,336	88,508	73,788	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488
A.    Credit risk (continued)
Risk rating and concentration by country

	Loans at amortized cost		Loan commitments and financial guarantee contracts		Securities
					At amortized cost		FVOCI
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Carrying amount - principal	6,763,020	5,734,605	163,345	201,515	941,971	631,123	77,972	193,488
Amount committed/guaranteed	—	—	779,374	603,759	—	—	—	—

Rating
1-4	2,864,685	3,016,938	336,519	312,016	736,139	453,627	77,972	193,488
5-6	3,696,527	2,524,147	301,031	201,296	200,837	177,496	—	—
7-8	191,701	193,520	305,169	291,962	4,995	—	—	—
10	10,107	—	—	—	—	—	—	—
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488

Concentration by country
Argentina	55,598	74,252	—	—	—	—	—	—
Australia	—	—	—	—	9,628	9,900	—	—
Belgium	25,362	17,374	—	—	—	—	—	—
Bolivia	—	3,000	3,759	2,983	—	—	—	—
Brazil	980,205	1,101,999	54,907	—	69,501	99,082	—	—
Canada	—	—	—	—	13,503	13,786	—	—
Chile	416,714	625,119	44,846	41,932	112,586	105,730	—	—
Colombia	702,409	795,467	54,333	50,630	54,484	38,038	—	—
Costa Rica	260,625	180,480	56,718	89,442	9,926	1,984	—	—
Denmark	—	—	11,880	—	—	—	—	—
Dominican Republic	579,918	275,423	27,534	16,499	4,828	4,947	—	—
Ecuador	110,466	37,446	305,168	281,075	—	—	—	—
El Salvador	30,032	73,500	—	6,867	—	—	—	—
France	126,929	179,491	66,906	62,172	—	—	—	—
Germany	—	—	10,000	7,000	—	—	—	—
Guatemala	745,837	431,543	67,456	58,145	—	3,051	—	—
Honduras	176,270	32,192	3,615	18,286	—	—	—	—
Hong Kong	2,800	17,600	—	—	—	—	—	—
Ireland	—	—	—	—	9,579	—	—	—
Israel	—	—	—	—	4,880	4,968	—	—
Jamaica	14,083	5,215	—	—	—	—	—	—
Japan	14,712	—	—	—	4,353	—	—	—
Luxembourg	114,557	117,700	—	—	—	—	—	—
Mexico	823,028	726,922	69,080	4,000	100,870	55,620	—	—
Panama	533,452	203,115	19,240	66,973	29,065	22,807	—	—
Paraguay	151,287	98,112	3,430	9,430	—	—	—	—
Peru	478,998	343,485	114,941	65,091	60,575	64,134	—	—
Singapore	152,208	58,117	24,333	10,750	—	—	—	—
Trinidad and Tobago	128,846	140,537	—	—	—	—	—	—
United States of America	53,463	19,000	3,349	—	458,193	207,076	43,464	88,170
United Kingdom	51,221	42,700	—	—	—	—	—	—
Uruguay	34,000	134,816	1,224	13,999	—	—	—	—
Multilateral	—	—	—	—	—	—	34,508	105,318
Total	6,763,020	5,734,605	942,719	805,274	941,971	631,123	77,972	193,488
A.    Credit risk (continued)
vii.Offsetting financial assets and liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:
a)Derivative financial instruments – assets

	December 31, 2022
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	68,159	—	68,159	—	(50,615)	17,544
Total	68,159	—	68,159	—	(50,615)	17,544

	December 31, 2021
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	10,805	—	10,805	—	(5,030)	5,775
Total	10,805	—	10,805	—	(5,030)	5,775
A.    Credit risk (continued)
b)Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2022
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements	(300,498)	—	(300,498)	791,956	22,947	514,405

Derivative financial instruments used for hedging	(33,761)	—	(33,761)	—	17,702	(16,059)
Total	(334,259)	—	(334,259)	791,956	40,649	498,346

	December 31, 2021
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net Amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements	(427,497)	—	(427,497)	498,274	3,110	73,887

Derivative financial instruments used for hedging	(28,455)	—	(28,455)	—	28,942	487
Total	(455,952)	—	(455,952)	498,274	32,052	74,374
Liquidity risk
i.Exposure to liquidity risk
The key measure used by the Bank for managing liquidity risk is the ratio of net liquid assets to deposits from customers and short-term funding. For this purpose, ‘net liquid assets’ include cash and cash equivalents which consist of deposits from banks and customers, as well as corporate debt securities rated A- or above.
B.Liquidity risk (continued)
The following table details the Bank’s liquidity ratios, described in the previous paragraph, as of December 31, 2022 and 2021, respectively:

	December 31,
	2022	2021
At the end of the year	167.46%	199.19%
Year average	132.63%	122.80%
Maximum of the year	276.86%	306.82%
Minimun of the year	81.18%	66.43%
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2022			December 31, 2021
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United States of America	1,151	43	1,194	1,203	89	1,292
Latin America	15	—	15	8	—	8
Multilateral	25	35	60	—	105	105
Total	1,191	78	1,269	1,211	194	1,405
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,
	2022	2021
(in millions of USD dollars)
Demand and "overnight" deposits	583	362
Demand and "overnight" deposits to total deposits	18.27%	11.92%
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,
(in millions of USD dollars)	2022	2021
Total liquid assets	1,269	1,404
Total assets to total liabilities	39.77%	46.26%
Total liquid assets in the Federal Reserve of the United States of America	90.23%	85.52%
B.    Liquidity risk (continued)
Even though the average term of the Bank’s assets exceeds the average term of its liabilities, the associated liquidity risk is diminished by the short-term nature of a significant portion of the loan portfolio, since the Bank is primarily engaged in financing foreign trade.
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term along with its average remaining term:

	December 31,
(in millions of USD dollars)	2022	2021
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	4,008	3,426
Average term (days)	200	191
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms along with their average remaining term:

	December 31,
(in millions of USD dollars)	2022	2021
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	3,775	3,134
Average term (days)	1367	1365
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,241,779	—	—	—	—	1,241,779	1,241,586
Securities	129,983	105,789	98,345	744,996	10,293	1,089,406	1,023,632
Loans	2,294,259	1,478,494	1,223,661	2,244,454	158,967	7,399,835	6,760,434
Derivative financial instruments - assets	4,216	10,831	14,015	39,097	—	68,159	68,159
Total	3,670,237	1,595,114	1,336,021	3,028,547	169,260	9,799,179	9,093,811

Liabilities
Deposits	(2,770,754)	(256,989)	(161,889)	(39,805)	—	(3,229,437)	(3,205,386)
Securities sold under repurchase agreements	(53,418)	(64,513)	(55,144)	(138,286)	—	(311,361)	(300,498)
Borrowings and debt, net	(776,584)	(895,531)	(934,288)	(2,212,704)	(41,523)	(4,860,630)	(4,464,389)
Lease liabilities	(384)	(384)	(738)	(5,769)	(13,771)	(21,046)	(16,745)
Derivative financial instruments - liabilities	(3,702)	(764)	(63)	(26,882)	(2,350)	(33,761)	(33,761)
Total	(3,604,842)	(1,218,181)	(1,152,122)	(2,423,446)	(57,644)	(8,456,235)	(8,020,779)

Subtotal net position	65,395	376,933	183,899	605,101	111,616	1,342,944	1,073,032

Off-balance sheet contingencies
Confirmed letters of credit	166,367	117,398	21,024	—	—	304,789
Stand-by letters of credit and guarantees	132,353	117,750	92,750	8,772	—	351,625
Credit commitments	—	13,102	32,906	76,952	—	122,960
Total	298,720	248,250	146,680	85,724	—	779,374
Total net position	(233,325)	128,683	37,219	519,377	111,616	563,570
B.    Liquidity risk (continued)

	December 31, 2021
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,253,052	—	—	—	—	1,253,052	1,253,052
Securities	36,984	44,743	179,219	599,397	—	860,343	831,913
Loans	1,936,018	1,040,765	1,349,286	1,568,311	151,529	6,045,909	5,713,022
Derivative financial instruments - assets	2,791	3,592	—	4,422	—	10,805	10,805
Total	3,228,845	1,089,100	1,528,505	2,172,130	151,529	8,170,109	7,808,792

Liabilities
Deposits	(2,641,995)	(310,326)	(79,034)	(8,090)	—	(3,039,445)	(3,037,457)
Securities sold under repurchase agreements	(333,031)	(60,218)	—	(35,515)	—	(428,764)	(427,497)
Borrowings and debt, net	(583,283)	(726,715)	(802,911)	(1,348,323)	(16,536)	(3,477,768)	(3,315,500)
Lease liabilities	(393)	(393)	(787)	(5,819)	(15,215)	(22,607)	(17,733)
Derivative financial instruments - liabilities	—	(4,821)	(7,773)	(15,145)	(716)	(28,455)	(28,455)
Total	(3,558,702)	(1,102,473)	(890,505)	(1,412,892)	(32,467)	(6,997,039)	(6,826,642)

Subtotal net position	(329,857)	(13,373)	638,000	759,238	119,062	1,173,070	982,150

Off-balance sheet contingencies
Confirmed letters of credit	149,672	62,123	2,435	—	—	214,230
Stand-by letters of credit and guarantees	75,245	118,287	54,375	20,289	—	268,196
Credit commitments	35,000	—	45,000	41,333	—	121,333
Total	259,917	180,410	101,810	61,622	—	603,759
Total net position	(589,774)	(193,783)	536,190	697,616	119,062	569,311

The amounts in the tables above have been compiled as follows:

Type of financial instrument	Basis on which amounts are compiled
Financial assets and liabilities	Undiscounted cash flows, which include estimated interest payments.

Issued financial guarantee contracts, and loan commitments	Earliest possible contractual maturity. For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Derivative financial assets and financial liabilities	Contractual undiscounted cash flows. The amounts shown are the gross nominal inflows and outflows for derivatives that simultaneously settle gross or net amounts.
B.    Liquidity risk (continued)
iii.    Liquidity reserves
As part of the management of liquidity risk arising from financial liabilities, the Bank holds liquid assets comprising cash and cash equivalents.
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2022		December 31, 2021
	Amount	Fair value	Amount	Fair value
Balances with Federal Reserve of the United States of America	1,144,896	1,144,896	1,201,101	1,201,101
Cash and balances with other banks (1)	46,040	46,040	9,900	9,900
Total	1,190,936	1,190,936	1,211,001	1,211,001
(1)Excludes pledged deposits.
iv.    Financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding:

	December 31, 2022		December 31, 2021
	Pledged as collateral	Available as collateral	Pledged as collateral	Available as collateral
Cash and due from banks	50,649	1,190,936	42,051	1,211,001
Notional of investment securities	331,571	672,042	447,588	343,319
Loans at amortized cost	—	6,763,020	—	5,734,605
Total	382,220	8,625,998	489,639	7,288,925
C.    Market risk
The Bank manages market risk by considering the consolidated financial situation of the Bank. For the definition of market risk and information on how the Bank manages the market risks of trading and non-trading portfolios, see Note 6.
i.    Interest rate risk
The table below details the Bank's exposure based on interest rate repricing/maturity date on interest-bearing financial assets and liabilities:

	December 31, 2022
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,233,700	—	—	—	—	7,886	1,241,586
Securities, net	112,736	114,815	82,666	701,749	7,977	—	1,019,943
Loans	2,956,268	2,531,067	1,007,343	240,949	27,393	—	6,763,020
Total	4,302,704	2,645,882	1,090,009	942,698	35,370	7,886	9,024,549

Liabilities
Demand deposits and time deposits	(2,746,776)	(250,299)	(153,862)	(35,082)	—	(4,697)	(3,190,716)
Securities sold under repurchase agreements	(52,164)	(62,968)	(53,740)	(131,626)	—	—	(300,498)
Borrowings and debt, net	(1,354,457)	(953,503)	(1,083,543)	(999,151)	(25,857)	—	(4,416,511)
Total	(4,153,397)	(1,266,770)	(1,291,145)	(1,165,859)	(25,857)	(4,697)	(7,907,725)

Net effect of derivative financial instruments held for interest risk management	476	41	2,145	12,215	(2,350)	—	12,527
Total interest rate sensitivity	149,783	1,379,153	(198,991)	(210,946)	7,163	3,189	1,129,351
C.    Market risk (continued)

	December 31, 2021
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Without interest rate risk	Total
Assets
Cash and due from banks	1,249,545	—	—	—	—	3,507	1,253,052
Securities, net	26,693	28,906	121,834	647,178	—	—	824,611
Loans	2,510,544	1,593,471	1,378,589	246,721	10,593	—	5,739,918
Total	3,786,782	1,622,377	1,500,423	893,899	10,593	3,507	7,817,581

Liabilities
Demand deposits and time deposits	(2,634,776)	(309,601)	(78,439)	(8,000)	—	(5,412)	(3,036,228)
Securities sold under repurchase agreements	(332,417)	(60,052)	—	(35,028)	—	—	(427,497)
Borrowings and debt	(1,265,779)	(653,454)	(452,621)	(915,938)	(16,386)	—	(3,304,178)
Total	(4,232,972)	(1,023,107)	(531,060)	(958,966)	(16,386)	(5,412)	(6,767,903)

Net effect of derivative financial instruments held for interest risk management	2,791	(1,230)	(7,773)	(10,722)	(716)	—	(17,650)
Total interest rate sensitivity	(443,399)	598,040	961,590	(75,789)	(6,509)	(1,905)	1,032,028
Management of interest rate risk is complemented by monitoring the sensitivity of the Bank’s financial assets and liabilities to various standard interest rate scenarios. Standard scenarios that are considered on a monthly basis include a 50bps, 100bps and 200bps parallel fall or rise in all yield curves which are assessed based on market conditions.
Following is an analysis of the Bank’s sensitivity to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetrical movements in yield curves and a constant financial position:

	Change in interest rate	Effect on profit or loss	Effect on equity
December 31, 2022	+50 bps	4,559	676
	-50 bps	(4,629)	(206)

December 31, 2021	+50 bps	(45)	17,232
	-50 bps	(2,297)	10,772
Interest rate movements affect reported equity in the following ways:
-    Retained earnings: increases or decreases in net interest income and in fair values of derivatives reported in profit or loss;
-    Fair value reserve: increases or decreases in fair values of financial assets at FVOCI reported directly in equity; and
C.    Market risk (continued)
-    Hedging reserve: increases or decreases in fair values of hedging instruments designated in qualifying cash flow hedge relationships.
This sensitivity provides an analysis of changes in interest rates, considering the previous year´s interest rate volatility.

Managing interest rate benchmark reform and any risks arising due to reform

The Bank has USD LIBOR exposures on floating-rate loans, borrowings and loan commitments. Disaggregated information of such financial instruments that have yet to transition to an alternative benchmark rate as at December 31, 2022 is the following. The information presented is the remaining exposure as at each reporting date.

	December 31, 2022	June 30, 2023
(Notional in US$ thousands)
Financial assets
Loans	1,357,407	1,178,782

Financial liabilities
Borrowings	62,500	12,500

Loan commitments	92,188	92,188
Disaggregated information by derivative financial instruments based on floating USD LIBOR rate, that have yet to transition to an alternative benchmark rate as at December 31, 2022 is the following. The information presented is the remaining notional amount as at each reporting date.

	December 31, 2022	June 30, 2023
(Notional US$ thousands)
Derivatives held for risk management
Derivative financial instruments - assets	1,937	—
Derivative financial instruments - liabilities	88,768	68,768

ii.    Foreign exchange risk
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, except for hedging relationships.
C.    Market risk (continued)

	December 31, 2022
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies (1)	Total
Exchange rate	5.29	1.07	130.96	4,854.37	19.50
Assets
Cash and due from banks	26	53	4	9	5,439	38	5,569
Loans	—	—	—	—	301,765	—	301,765
Total	26	53	4	9	307,204	38	307,334

Liabilities
Borrowings and debt	—	—	—	—	(306,603)	—	(306,603)
Total	—	—	—	—	(306,603)	—	(306,603)

Net currency position	26	53	4	9	601	38	731

	December 31, 2021
	Brazilian real	European euro	Japanese yen	Colombian peso	Mexican peso	Other currencies (1)	Total
Exchange rate	5.57	1.14	115.15	4,072.94	20.46
Assets
Cash and due from banks	—	7	1	21	1,531	34	1,594
Loans	—	—	—	—	222,747	—	222,747
Total	—	7	1	21	224,278	34	224,341

Liabilities
Borrowings and debt	—	—	—	—	(224,384)	—	(224,384)
Total	—	—	—	—	(224,384)	—	(224,384)

Net currency position	—	7	1	21	(106)	34	(43)
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.